PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare – Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil

Schedule of reconciliation of net liabilities (assets)

	12.31.2023			12.31.2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Present value of DB plan obligations	2,167,726	1,917,650	4,085,376	1,969,220	1,495,397	3,464,617
Fair value of plan assets	3,233,947	920,586	4,154,533	3,273,309	909,271	4,182,580
Net liabilities (assets)	(1,066,221)	997,064	(69,157)	(1,304,089)	586,126	(717,963)

Asset limitation	1,072,192	—	1,072,192	1,368,814	114,804	1,483,618

Current assets	(30,673)	—	(30,673)	—	—	—
Non-current assets	(43,375)	—	(43,375)	(4,161)	—	(4,161)
Current liabilities	8,683	22,905	31,588	7,643	19,734	27,377
Non-current liabilities	71,336	974,159	1,045,495	61,243	681,196	742,439

Summary of total expenses recognized in the income statement

	2023			2022			2021
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	1,747	9,378	11,125	1,857	13,667	15,524	2,184	21,361	23,545
Net interest on net actuarial assets/liabilities	5,903	68,825	74,728	(2,466)	51,628	49,162	(7,062)	70,436	63,374
Total	7,650	78,203	85,853	(609)	65,295	64,686	(4,878)	91,797	86,919

Summary of amounts recognized in other comprehensive income (loss)

	2023			2022			2021
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Actuarial losses (gains)	352,011	352,974	704,985	(46,511)	6,843	(39,668)	(70,083)	(399,872)	(469,955)
Asset limitation effect	(431,071)	(126,032)	(557,103)	46,240	71,149	117,389	56,024	17,008	73,032
Total	(79,060)	226,942	147,882	(271)	77,992	77,721	(14,059)	(382,864)	(396,923)

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2023			12.31.2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Net defined benefit liability (asset) at the beginning of the year	64,725	700,930	765,655	(26,359)	581,025	554,666
Expenses	7,650	78,203	85,853	(609)	65,295	64,686
Sponsor contributions	(10,108)	(9,011)	(19,119)	(7,529)	(23,382)	(30,911)
Amounts recognized in OCI	(79,060)	226,942	147,882	(271)	77,992	77,721
Distribution of reserves	22,764	—	22,764	99,493	—	99,493
Net defined benefit liability (asset) at the end of the year	5,971	997,064	1,003,035	64,725	700,930	765,655
Actuarial assets per balance sheet	(74,048)	—	(74,048)	(4,161)	—	(4,161)
Actuarial liabilities per balance sheet	80,019	997,064	1,077,083	68,886	700,930	769,816

Schedule of results projected for 2023

	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	2,037	15,806	17,843
Net interest on net defined benefit liability/asset	71	91,769	91,840
Total	2,108	107,575	109,683

Schedule of sponsoring company contributions projected for 2023

	Post-retirement pension plans	Post-retirement health plans	Total
Sponsor contributions	1,818	49	1,867
Benefits paid directly by the sponsor	8,684	23,008	31,692
Total	10,502	23,057	33,559

Schedule of average weighted duration of defined benefit liability

	Post-retirement pension plans	Post-retirement health plans
In 2023	8.0 years	13.8 years
In 2022	7.8 years	13.5 years

Schedule of actuarial assumptions

12.31.2023
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	8.90% to 9.07%	9.07% to 9.18%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2018 to 2022)

12.31.2022
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	9.75% to 9.83%	9.78% to 9.83%
Future salary growth rate	4.57% to 6.35%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2015 to 2017)	Turnover experience in VISÃO plans (2015 to 2017)
In addition to the assumptions presented in the tables above, for 2023 and 2022 other assumptions common to all plans were adopted, as follows: (i) long-term inflation rate: 3.50% in 2023 and 3.50% in 2022; and (ii) annual increase in the use of medical services according to age: 4.00% in 2023 and 2022.

Present value of defined benefit obligation [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of results projected for 2023

	12.31.2023			12.31.2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability at the beginning of the year	1,969,220	1,495,397	3,464,617	2,066,175	1,401,044	3,467,219
Current service costs	1,747	9,378	11,125	1,857	13,667	15,524
Interest on actuarial liabilities	183,161	143,981	327,142	169,354	121,216	290,570
Benefits paid	(192,759)	(69,670)	(262,429)	(188,382)	(70,975)	(259,357)
Member contributions paid	231	—	231	368	—	368
Actuarial losses (gains) adjusted by experience	89,991	156,879	246,870	63,005	189,038	252,043
Actuarial losses (gains) adjusted by financial assumptions	115,649	155,209	270,858	(143,157)	(158,593)	(301,750)
Defined benefit liability at the end of the year	486	26,476	26,962	—	—	—
Defined benefit liability at the end of the year	2,167,726	1,917,650	4,085,376	1,969,220	1,495,397	3,464,617

Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2023			12.31.2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Fair value of plan assets at the beginning of the year	3,273,309	909,271	4,182,580	3,310,273	860,165	4,170,438
Benefits paid	(184,151)	(60,705)	(244,856)	(182,298)	(47,636)	(229,934)
Participants contributions paid	231	—	231	368	—	368
Sponsor contributions paid	1,500	46	1,546	1,445	43	1,488
Interest income on plan assets	311,706	86,385	398,091	276,655	73,096	349,751
Return on plan assets excluding interest income	(145,884)	(14,411)	(160,295)	(33,641)	23,603	(10,038)
Distribution of reserves	(22,764)	—	(22,764)	(99,493)	—	(99,493)
Fair value of plan assets at the end of the year	3,233,947	920,586	4,154,533	3,273,309	909,271	4,182,580

Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2023			12.31.2022
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Asset Limitation at the beginning of the year	1,368,814	114,804	1,483,618	1,217,739	40,146	1,257,885
Interest on the asset limitation	134,449	11,228	145,677	104,835	3,509	108,344
Changes in the assets limitation, except interest	(431,071)	(126,032)	(557,103)	46,240	71,149	117,389
Asset Limitation at the end of the year	1,072,192	—	1,072,192	1,368,814	114,804	1,483,618